UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric Meermann
Title:    Chief Compliance Officer
Phone:    914-723-5000

Signature, Place, and Date of Signing:

      /s/ Eric Meermann             Scarsdale, NY              11-5-2007
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           74

Form 13F Information Table Value Total:  $   156,451
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.28-00399        	State Street Corporation

Consolidated Positions as of 9-30-07
                                Title of                                        Investment             Other    Voting
Name of Issuer                   Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------

A T & T Corp	                 Common  00206R102     445,397.37   10,527      Shared-Other            1       None
A T & T Corp	                 Common  00206R102	 1,015.44       24      Full Discretion/Sole    N/A     Sole
Altria Group Inc	         Common  02209S103     252,463.43    3,631      Shared-Other            1       None
American Intl Group Inc	         Common  026874107     381,546.00    5,640      Shared-Other            1       None
Apple Computer Inc	         Common  037833100     224,066.20    1,460      Shared-Other            1       None
Archstone-Smith Trust	         Common  039583109     211,572.52    3,518      Shared-Other            1       None
Bank Of America Corp	         Common  060505104     413,018.32    8,216      Shared-Other            1       None
Boeing Co	                 Common  097023105     235,072.61    2,239      Shared-Other            1       None
BP Plc ADR	                 Common  055622104   1,121,874.95   16,177      Shared-Other            1       None
Burlingtn Nthn Santa Fe	         Common  12189T104   1,056,589.89   13,017      Shared-Other            1       None
CH Robinson Worldwide Inc	 Common  12541W209   1,136,886.89   20,941      Shared-Other            1       None
ChevronTexaco	                 Common  166764100     334,548.50    3,575      Shared-Other            1       None
Cisco Systems Inc       	 Common  17275R102     399,713.45   12,065      Shared-Other            1       None
Cisco Systems Inc       	 Common  17275R102	    33.13	 1      Full Discretion/Sole    N/A     Sole
Citigroup	                 Common  172967101     402,902.11    8,633      Shared-Other            1       None
Citigroup	                 Common  172967101      35,282.52      756      Full Discretion/Sole    N/A     Sole
Colgate-Palmolive Co	         Common  194162103  18,013,791.64  252,577      Full Discretion/Sole    N/A     Sole
Comerica Incorporated	         Common  200340107   1,018,266.96   19,857      Shared-Other            1       None
Conocophillips	                 Common  200340107     249,442.34    2,842      Shared-Other            1       None
Dell Inc	                 Common  24702R101     228,169.20    8,267      Shared-Other            1       None
Exxon Mobil Corporation	         Common  30231G102   1,070,178.72   11,562      Shared-Other            1       None
Exxon Mobil Corporation	         Common  30231G102     860,437.76    9,296      Full Discretion/Sole    N/A     Sole
Family Dollar Stores	         Common  307000109   1,022,586.56   38,501      Shared-Other            1       None
Federal Natl Mtg Assn	         Common  313586109     104,593.20    2,400      Shared-Other            1       None
Federal Natl Mtg Assn	         Common  313586109     145,944.00    2,400      Full Discretion/Sole    N/A     Sole
Gaylord Entertainment Co	 Common  367905106     283,715.82    5,331      Shared-Other            1       None
General Electric Company	 Common  369604103     758,862.00   18,330      Shared-Other            1       None
General Electric Company	 Common  369604103     243,846.00    5,890      Full Discretion/Sole    N/A     Sole
General Growth Properties Inc 	 Common  370021107     257,483.24    4,802      Shared-Other            1       None
Genzyme Corp Genl	         Common  372917104     337,805.92    5,452      Shared-Other            1       None
Google	                         Common  38259P508     209,889.90      370      Shared-Other            1       None
Hewlett-Packard Company	         Common  428236103     222,561.30    4,470      Shared-Other            1       None
Hewlett-Packard Company	         Common  428236103      47,200.92      948      Full Discretion/Sole    N/A     Sole
Intel Corp                	 Common  458140100     310,707.90   12,015      Shared-Other            1       None
Intel Corp                	 Common  458140100     310,320.00   12,000      Full Discretion/Sole    N/A     Sole
Intl Business Machines	         Common  459200101     301,568.00    2,560      Shared-Other            1       None
iShares MSCI Japan Idx Fd	 Common  464286848   2,221,122.60  154,890      Full Discretion/Sole    N/A     Sole
iShares Russell 2000 Value Ind	 Common  464287630     959,624.82   12,474      Full Discretion/Sole    N/A     Sole
iShares S&P Europe 350 Index	 Common  464287861   6,998,232.00   58,710      Full Discretion/Sole    N/A     Sole
iShares S&P SmallCap 600 Value	 Common  464287879  11,065,560.12  146,660.84   Full Discretion/Sole    N/A     Sole
iShares Tr S&P Smallcap 600 Id	 Common  464287804  17,573,635.91  251,951.77   Full Discretion/Sole    N/A     Sole
iShares Trust Russell 2000 Ind	 Common  464287655   3,036,915.98   37,933      Full Discretion/Sole    N/A     Sole
iShares Trust S&P 500 Index	 Common  464287200   4,824,640.71   31,539.78   Full Discretion/Sole    N/A     Sole
Johnson & Johnson	         Common  478160104     397,485.00    6,050      Shared-Other            1       None
JP Morgan Chase	                 Common  46625H100     263,098.44    5,742      Shared-Other            1       None
Leggett & Platt Inc	         Common  524660107     198,785.00   10,375      Shared-Other            1       None
Lexmark Intl Inc Cl A	         Common  529771107     795,507.15   19,155      Shared-Other            1       None
Medtronic Inc	                 Common  585055106     238,050.20    4,220      Shared-Other            1       None
Merck & Co Inc	                 Common  589331107     209,344.50    4,050      Shared-Other            1       None
MGM Mirage	                 Common  552953101     329,586.40    3,685      Shared-Other            1       None
Microsoft Corp	                 Common  594918104     437,186.40   14,840      Shared-Other            1       None
Microsoft Corp	                 Common  594918104     761,482.08   25,848      Full Discretion/Sole    N/A     Sole
Oracle Corp	                 Common  68389X105     213,274.15    9,851      Shared-Other            1       None
Pepsico Incorporated	         Common  713448108     237,801.96    3,246      Shared-Other            1       None
Pfizer Incorporated	         Common  717081103     339,357.13   13,891      Shared-Other            1       None
PNC Financial Services Group	 Common  693475105   1,063,449.60   15,616      Shared-Other            1       None
ProLogis Trust	                 Common  743410102     366,517.40    5,524      Shared-Other            1       None
ProLogis Trust	                 Common  743410102	    66.35	 1      Full Discretion/Sole    N/A     Sole
Rockwell Intl Corp New	         Common  773903109      62,350.47      897      Shared-Other            1       None
Rockwell Intl Corp New	         Common  773903109     139,020.00    2,000      Full Discretion/Sole    N/A     Sole
Schlumberger Ltd	         Common  806857108     208,845.00    1,989      Shared-Other            1       None
Simon Property Group Inc	 Common  828806109     376,200.00    3,762      Shared-Other            1       None
Smithfield Foods Inc	         Common  832248108   1,009,638.00   32,052      Shared-Other            1       None
SPDR Trust Unit Sr 1	         Common  78462F103  45,521,492.49  298,345.08   Full Discretion/Sole    N/A     Sole
Steel Dynamics Inc	         Common  858119100     548,444.80   11,744      Shared-Other            1       None
Target Corporation	         Common  87612E106      95,355.00    1,500      Shared-Other            1       None
Target Corporation	         Common  87612E106     889,980.00   14,000      Full Discretion/Sole    N/A     Sole
Verizon Communications	         Common  92343V104     211,658.40    4,780      Shared-Other            1       None
Verizon Communications	         Common  92343V104	30,287.52      684      Full Discretion/Sole    N/A     Sole
Vornado Realty Trust	         Common  929042109     233,790.30    2,138      Shared-Other            1       None
Wachovia Corp New		 Common  929903102     203,157.65    4,051      Shared Other            1       None
Wellpoint Hlth Ntwks New	 Common	 94973V107     546,126.40    6,920      Shared-Other            1       None
Wells Fargo & Co		 Common	 949746101     215,144.80    6,040	Shared-Other            1       None
Yum Brands Inc			 Common	 988498101     285,220.73    8,431	Shared-Other		1	None